Related Party Transactions - Non-interest Bearing Advances - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Advances to affiliates	$ 10,714	$ 11,942
Advances from affiliates	$ 35,274	$ 43,205